12. Stockholders' Equity: Options: Schedule of Options Indexed to Issuer's Equity (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Options Indexed to Issuer's Equity
	Shares under Original Grant	Shares under Modified Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934